Expected credit losses (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Allowance for Expected Credit Losses
Set forth below is the allowance for expected credit losses as at December 31, 2020:

	Trade Receivables	Other Current Assets	Total
(In $ millions)
Adoption of ASU 2016-13 - Measurement of credit losses
Expected credit losses at the start of the period	1.0	1.9	2.9
Current-period provision for expected credit losses	1.2	—	1.2
Recoveries collected	(1.0)	—	(1.0)
Total	1.2	1.9	3.1